Subsequent Events (Details) - Subsequent Event $ / shares in Units, $ in Millions	Jul. 19, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Payments for private placement distributions to former parent	$ 216.0
Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	20,623,282
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.91
Sale of stock, consideration received on transaction	$ 225.0
Secured Debt | JPMorgan Chase, Bank, N.A.
Subsequent Event [Line Items]
Maximum borrowing capacity	410.0
Payments of line of credit proceeds to former parent	16.5
Secured Debt | JPMorgan Chase, Bank, N.A. | Term Loan Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	350.0
Revolving Credit Facility | JPMorgan Chase, Bank, N.A.
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 60.0